Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract liabilities [abstract]
Schedule of contract liabilities

	2025	2024
Contract liabilities	$3,086	$6,491
Movement in contract liabilities is as follows:

	2025	2024
Balance at January 1	$6,491	$6,111
Revenue recognized (Note)	(71,733)	(9,089)
Receipt from customers upon entering sales contracts	68,391	9,469
Eliminated on disposal of a subsidiary	(63)	—
Balance at December 31	$3,086	$6,491
Note:    At December 31, 2025 and 2024, the amount of $4,832 and $1,126, respectively, recognized as revenue from the expiration of unused test kits, which had previously been recorded as contract liabilities.